Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued payroll and related expenses	$ 4,162	$ 3,346
Accrued external research and development expenses	3,091	2,813
Deferred rent, current portion		555
Accrued other	1,018	1,109
Total	$ 8,271	$ 7,823